Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 494,500,000.00
Previously Paid Amount	31,763.00
Total Fee Amount	68,290.45
Total Offset Amount	0.00
Net Fee	$ 36,527.45